Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2024
Fair Value Disclosures [Abstract]
Schedule of Fair Value Valuation Model and Assumptions

	September 30, 2024	December 31, 2023
Volatility	90.80%	77.00%
Stock price	$16.33 per share	$2.20 per share
Credit spread	17.08%	92.20%
Term	0.59 years	1.34 years
Dividend yield	– %	– %
Risk-free rate	4.31%	4.60%